Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue
	For Six Months Ended September 30,
	2025	2024

Revenue
Revenue from sales of medical devices	$—	$415,020
Revenue from marketing promotion service	7,000,138	6,520,930
Total revenues	7,000,138	6,935,950
Tax and surcharges	(1,492)	(1,759)
Net Revenues	$6,998,646	$6,934,191

Schedule of Estimated Useful Lives of Property and Equipment

Property and equipment are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives:

Category	Useful life
Office equipment	3-5 years

Schedule of Intangible Assets Estimated Useful Lives	Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:
Estimated
useful
Category	lives
Software	5 years
Patent	10 years
License	4.4 years

Schedule of Noncontrolling Interest	As of September 30, 2025 and March 31, 2025, noncontrolling interest consist of the following:
	As of
	September 30	March 31
	2025	2025

We Healthy	$7,064	$31,991

Schedule of Spot Exchange Rates and Average Exchange Rates

Spot exchange rates and average exchange rates were used in the translation of the unaudited condensed consolidated financial statements.

	For the
	Six Months Ended
	September 30,
	2025	2024
US Exchange Rate
Period-end RMB	7.1190	7.0176
Period average RMB	7.1947	7.2023